                                                              FILE NO. 333-39804

    As filed with the Securities and Exchange Commission on February 28, 2003

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.____     |_|

                         POST-EFFECTIVE AMENDMENT NO. 4      |X|
                                                     ----

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 46               |X|

                              --------------------

                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                              --------------------

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              --------------------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                              --------------------

                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                    Copy to:
         Michael Berenson                         C. Ronald Rubley
         Morgan, Lewis & Bockius LLP              Morgan, Lewis & Bockius LLP
         1111 Pennsylvania Avenue, N.W.           1701 Market Street
         Washington, DC 20004                     Philadelphia, PA  19103-2921

                              --------------------

 It is proposed that this filing will become effective (check appropriate box):

          ___ immediately upon filing pursuant to paragraph (b) of Rule 485
          ___ on (date) pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing pursuant to paragraph (a) of Rule 485 _X_ on May 1, 2003 pursuant to paragraph (a) of Rule 485


================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

PROSPECTUS - MAY 1, 2003

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT - FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

OLYMPIA XT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),
o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
o has a purchase payment enhancement feature, which means that each time you make a purchase payment, Penn Mutual will add an additional credit to your Contract Value,
o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
o allows you to choose to receive your annuity payments over different periods of time, including over your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 8% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

CONTRACT EXPENSES ARE HIGHER THAN OTHER ANNUITY CONTRACTS OFFERED BY PENN MUTUAL WITHOUT A PURCHASE PAYMENT ENHANCEMENT FEATURE. THE BENEFIT OF THE PURCHASE PAYMENT ENHANCEMENT MAY BE MORE THAN OFFSET BY THE HIGHER EXPENSES, RELATIVE TO OTHER ANNUITY CONTRACTS WE OFFER, IF WITHDRAWALS ARE MADE IN THE EARLY YEARS OF THE CONTRACT.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. THE REFUND WILL NOT INCLUDE THE PORTION OF THE CONTRACT VALUE WHICH IS ATTRIBUTABLE TO THE PURCHASE PAYMENT ENHANCEMENT.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

-------------------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                           MANAGER
         Money Market Fund                                        Independence Capital Management, Inc.
         Limited Maturity Bond Fund                               Independence Capital Management, Inc.
         Quality Bond Fund                                        Independence Capital Management, Inc.
         High Yield Bond Fund                                     T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                    T. Rowe Price Associates, Inc.
         Growth Equity Fund                                       Independence Capital Management, Inc.
         Large Cap Value Fund                                     Putnam Investment Management, LLC
         Large Cap Growth Fund                                    Franklin Advisers, Inc.
         Index 500 Fund                                           Wells Capital Management Incorporated
         Mid Cap Growth Fund                                      Turner Investment Partners, Inc.
         Mid Cap Value Fund                                       Neuberger Berman Management Inc.
         Strategic Value Fund                                     Lord, Abbett & Co.
         Emerging Growth Fund                                     RS Investment Management, Inc.
         Small Cap Value Fund                                     Royce & Associates, LLC
         International Equity Fund                                Vontobel Asset Management, Inc.
         REIT Fund                                                Heitman Real Estate Securities LLC
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                        MANAGER
         Balanced Portfolio                                       Neuberger Berman Management Inc.
-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND            MANAGER
         Equity-Income Portfolio                                  Fidelity Management & Research Company
         Growth Portfolio                                         Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II         MANAGER
         Asset Manager Portfolio                                  Fidelity Management & Research Company
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.              MANAGER
         Emerging Markets Equity (International) Portfolio        Van Kampen

-------------------------------------------------------------------------------------------------------------------
A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

=================================================================================================================
PROSPECTUS CONTENTS

-----------------------------------------------------------------------------------------------------------------
GLOSSARY........................................................................................................5

-----------------------------------------------------------------------------------------------------------------
EXPENSES........................................................................................................6

-----------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...................................................................................7

-----------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION.................................................................................7

-----------------------------------------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY..........................................................................7

-----------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT............................................................................................8
     Accumulation Units - Valuation.............................................................................8
     Voting Instructions........................................................................................8
     Investment Options in the Separate Account.................................................................8
         Penn Series Funds, Inc. ...............................................................................8
         Neuberger Berman Advisers Management Trust............................................................10
         Fidelity Investments' Variable Insurance Products Fund................................................10
         Fidelity Investments' Variable Insurance Products Fund II.............................................10
         Van Kampen's The Universal Institutional Funds, Inc. .................................................10

-----------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNTS ...................................................................................11

-----------------------------------------------------------------------------------------------------------------
THE CONTRACT...................................................................................................11
     How Do I Purchase a Contract?.............................................................................12
     What Are Purchase Payment Enhancements? ..................................................................12
     Do I Always Get to Keep My Purchase Payment Enhancements? ................................................13
     Do Purchase Payment Enhancements Benefit All People? .....................................................13
     What Types of Annuity Payments May I Choose?..............................................................13
         Variable Annuity Payments.............................................................................13
         Fixed Annuity Payments................................................................................14
         Other Information ....................................................................................14
     What Are the Death Benefits Under My Contract?............................................................14
         Optional Step-Up Plus Death Benefit Enhancement Rider ................................................14
         Optional Estate Enhancement Death Benefit.............................................................15
         Optional Enhanced Guaranteed Minimum Death Benefit - Step Up .........................................16
         Choosing a Lump Sum or Annuity .......................................................................16
     May I Transfer Money Among Subaccounts and the One Year Fixed Interest Account?...........................17
         Before the Annuity Date...............................................................................17
         After the Annuity Date................................................................................17
         General Rules.........................................................................................17
         Dollar Cost Averaging.................................................................................17
         Automatic Rebalancing.................................................................................17
     May I Withdraw Any of My Money?...........................................................................18
         Systematic Withdrawals................................................................................18
         403(b) Withdrawals....................................................................................18
     Deferment of Payments and Transfers.......................................................................18
     What Charges Do I Pay?....................................................................................18
         Administration Charges................................................................................19
         Mortality and Expense Risk Charge.....................................................................19
         Contingent Deferred Sales Charge......................................................................19
         Free Withdrawals......................................................................................20
         Step-Up Plus Death Benefit Enhancement Rider (Optional) ..............................................20
         Estate Enhancement Death Benefit (Optional)...........................................................21
         Premium Taxes.........................................................................................21

                                       3

=================================================================================================================
PERFORMANCE INFORMATION........................................................................................21

-----------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.............................................................21
     General Information.......................................................................................21
     Loans Under Section 403(b) Contracts......................................................................22

-----------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS..............................................................................22
     Withdrawals and Death Benefits............................................................................22
     Annuity Payments..........................................................................................22
     Early Withdrawals.........................................................................................23
     Transfers.................................................................................................23
     Separate Account Diversification..........................................................................23
     Qualified Plans...........................................................................................23

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS...........................................................................................24

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS...................................................................25

-----------------------------------------------------------------------------------------------------------------
APPENDIX A.....................................................................................................26



================================================================================
GLOSSARY

         ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

         ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

         ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

         ANNUITANT: The person during whose life annuity payments are made.

         ANNUITY DATE: The date on which annuity payments start.

         ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

         ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

         BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

         CONTRACT: The combination variable and fixed annuity contract described in this prospectus.

         CONTRACT OWNER: The person specified in the Contract as the Contract Owner.

         CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Account Value.

         CONTRACT YEAR: Each twelve-month period following the contract date.

         FIXED ACCOUNT VALUE: The value of amounts held under the Contract in the fixed interest accounts.

         SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.

         SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

         VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

         VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

         WE OR US: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

         YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

================================================================================
EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments.................................................................  None
Maximum Contingent Deferred Sales Charge.................................  8% of purchase payments withdrawn(a)
Transfer Fee............................................................................................  None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE...........................................................  $40(b)
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge.......................................................................1.25%
Contract Administration Charge..........................................................................0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS).................................................1.40%
OPTIONAL ESTATE ENHANCEMENT RIDER
For Annuitants Age 60 and Under.........................................................................0.20%(c)
For Annuitants Age 61 to 70.............................................................................0.30%(d)
For Annuitants Age 71 to 80.............................................................................0.60%(e)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH MAXIMUM CHARGE FOR
ESTATE ENHANCEMENT RIDER ...............................................................................2.00%(f)

OPTIONAL STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER(G)               MONTHLY CHARGE PER $1,000 OF BENEFIT

                                                                                  MINIMUM           MAXIMUM
                                                                                  -------           -------
                                                                                  $0.208           $17.292

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND OPERATING EXPENSES (H)                                           MINIMUM              MAXIMUM
(expenses that are deducted from Fund assets, including management
fees and other expenses) .......................................................  _______%              _______%

(a) The charge decreases to zero after the ninth year. See WHAT CHARGES DO I PAY? in this Prospectus.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(d) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(e) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.
(f) This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.40% and 1.95%, depending on whether you choose the Estate Enhancement Rider and, if you choose to purchase that Rider, the Annuitant's age.
(g) A Contract Owner may elect the Optional Step-Up Plus Death Benefit Enhancement Rider. The charge for the rider depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the Subaccounts of the Variable Account. The charge shown in the table may not be representative of the charge a particular Contract Owner might pay. (See WHAT CHARGES DO I PAY? in this Prospectus)
(h) [Fee waiver and expense reimbursement arrangements, if applicable, to be added by amendment]

================================================================================
EXAMPLES OF FEES AND EXPENSES

         This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

         The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Examples 1 and 2 assume that you have not purchased any optional Riders. Examples 3 and 4 assume that you have purchased the Estate Enhancement Rider with a maximum aggregate charge of 0.60%. The examples do not reflect charges for the Optional Step-Up Plus Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for the Optional Step-Up Plus Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

         (1) If you surrender your Contract at the end of the applicable time period and have not purchased any Riders:

                  1 YEAR            3 YEARS          5 YEARS           10 YEARS

                  $____             $____            $____             $____

          (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any Riders:

                  1 YEAR            3 YEARS          5 YEARS           10 YEARS

                  $____             $____            $____             $____

          (3) If you surrender your Contract at the end of the applicable time period and have purchased the Estate Enhancement Rider with a maximum aggregate charge of 0.60%:

                  1 YEAR            3 YEARS          5 YEARS           10 YEARS

                  $____             $____            $____             $____

          (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have purchased the Estate Enhancement Rider with a maximum aggregate charge of 0.60%:

                  1 YEAR            3 YEARS          5 YEARS           10 YEARS

                  $____             $____            $____             $____

================================================================================
CONDENSED FINANCIAL INFORMATION

         Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

================================================================================
THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

================================================================================
THE SEPARATE ACCOUNT

         Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

--------------------------------------------------------------------------------
ACCUMULATION UNITS - VALUATION

         Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit Value next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit Value computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract. Any purchase payment enhancements credited to the Contract are allocated to the subaccount and fixed interest accounts in the same proportions as purchase payments are allocated.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25% and contract administration charge at an annual rate of 0.15%.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the fund shares in which your purchase payments are invested. If the law changes and permits us to vote the fund shares, we may do so.

         If you are a Contract Owner, we determine the number of fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

         The Separate Account currently has subaccounts that invest in the following Funds:

PENN SERIES FUNDS, INC.:

         MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         LIMITED MATURITY BOND FUND - seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         GROWTH EQUITY FUND - seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         LARGE CAP VALUE FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         LARGE CAP GROWTH FUND - seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

         INDEX 500 FUND - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

         MID CAP GROWTH FUND - seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

         MID CAP VALUE FUND - seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

         STRATEGIC VALUE FUND - seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

         EMERGING GROWTH FUND - seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

         SMALL CAP VALUE FUND - seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

         INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

         REIT FUND - seeks to achieve a high total return consistent with reasonable investment risk by investing in equity securities of real estate investment trusts.

         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. Franklin Advisers, Inc., San Mateo, California, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is investment sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value Fund. Royce & Associates, LLC, New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

         BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

         Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

         EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         GROWTH PORTFOLIO - seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

         ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

--------------------------------------------------------------------------------
VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

         EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

         SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

================================================================================
THE FIXED INTEREST ACCOUNTS

         Interests in the fixed interest accounts, which are part of Penn Mutual's general account, are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. The fixed interest accounts may not be available in all states. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

================================================================================
THE CONTRACT

         An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

         o the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

         o one or more fixed interest accounts. The fixed interest accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

         You decide, within Contract limits,

         o        how often you make a purchase payment and how much you invest;

         o the Funds and/or fixed interest accounts in which your purchase payments and purchase payment enhancements are invested;

         o whether or not to transfer money among the available Funds and fixed interest accounts;

         o        the type of annuity that we pay and who receives it;

         o the Beneficiary or Beneficiaries to whom we pay death benefits; and

         o        the amount and frequency of withdrawals from the Contract
                  Value.

         Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your purchase payments and any purchase payment enhancement as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any required approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         The Contract is available to individuals and institutions. The Contract also may be issued as individual retirement annuities under Section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum initial purchase payment that we will accept is $25,000 with subsequent purchase payments of $5,000 ($1,000 subsequent purchase payments for qualified Contracts), although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $2 million. You must obtain our prior approval to make total purchase payments in excess of $2 million.

         The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. Total commissions on purchase payments made under the Contract will not exceed 5 1/2%. Total trailer commissions based on a percentage of Contract Value will not exceed 1%.

--------------------------------------------------------------------------------
WHAT ARE PURCHASE PAYMENT ENHANCEMENTS?

         We will credit purchase payment enhancements to your Contract based upon the amounts of your purchase payments and withdrawals (if any).

         When you make a purchase payment, we will determine your purchase payment enhancement by multiplying the amount of the purchase payment by the applicable purchase payment enhancement percentage set forth in the table below. The purchase payment enhancement percentage is based on total purchase payments less total withdrawals. We will credit the purchase payment enhancement to your Contract and allocate the enhancement amount to the subaccounts of the Separate Account and/or the fixed interest accounts, along with your purchase payments, in accordance with your direction.

         If you make more than one purchase payment during the first Contract Year, we will determine if any additional purchase payment enhancements will be credited for the prior purchase payments you have made by taking the difference between (1) the cumulative prior purchase payments made during the Contract Year multiplied by the purchase payment enhancement percentage applied to the current purchase payment, and (2) the prior cumulative purchase payment enhancements credited to the contract during that Contract Year. If the result exceeds zero, the excess will be credited to the contract as a purchase payment enhancement at the same time as the purchase payment is credited.

         The Contract provides no specific charge for providing the purchase payment enhancement. Penn Mutual pays the purchase payment enhancement from its surplus which reflects revenues from multiple sources, including the administrative, mortality and expense risk, and deferred sales charges made under the Contract. The charges are expected to produce a profit or return to Penn Mutual's surplus, in addition to covering the cost of issuing and administering the Contract.

         WE RESERVE THE RIGHT TO DISCONTINUE CREDITING PURCHASE PAYMENT ENHANCEMENTS UNDER THIS CONTRACT IN THE FUTURE, PROVIDED WE GIVE YOU ADVANCE WRITTEN NOTICE.

          TOTAL PURCHASE PAYMENTS LESS           PURCHASE PAYMENT ENHANCEMENT
                   WITHDRAWALS                            PERCENTAGE
                Less than $50,000                             3%
               $50,000 to $149,999                            4%
               $150,000 and higher                            5%

         If the purchase payment on the initial application is equal to $2,000,000 or more, a 6% purchase payment enhancement will be applied to the initial purchase payment only.

         For purposes of calculating any death benefit available under the Contract or through a rider, we treat purchase payment enhancements as earnings rather than as purchase payments.

--------------------------------------------------------------------------------
DO I ALWAYS GET TO KEEP MY PURCHASE PAYMENT ENHANCEMENTS?

         You won't always get to keep the purchase payment enhancements credited to your Contract. We will take back or "recapture" some or all of the purchase payment enhancements under certain circumstances:

         o If you cancel your Contract during the "Right to Review" period described in your Contract, we will recapture the entire portion of the Contract Value which is attributable to the purchase payment enhancement. Thus, in the event of cancellation, you bear no investment risk with respect to the purchase payment enhancement.

         o If you make a withdrawal from your Contract where a contingent deferred sales charge is applied, we will recapture any purchase payment enhancement credited to your Contract within 12 months of the withdrawal. We will not recapture the purchase payment enhancement when there is a free withdrawal. SEE FREE WITHDRAWALS in this Prospectus.

--------------------------------------------------------------------------------
DO PURCHASE PAYMENT ENHANCEMENTS BENEFIT ALL PEOPLE?

         No. Penn Mutual issues a variety of individual variable and fixed annuity contracts designed to meet different retirement planning goals. We issue contracts with no purchase payment enhancement, lower mortality and expenses risk charges, lower contingent deferred sales charges and/or shorter contingent deferred sales charge periods. You should consider the following factors when determining which annuity contract is appropriate for you:

         o The length of time that you plan to continue to own your contract.

         o The frequency, amount and timing of withdrawals you plan to make.

         o        The amount of purchase payments you plan to make.

         o Whether you might experience an event that results in the loss of some or all of the purchase payment enhancements.

         The purchase payment enhancement feature would be disadvantageous to a purchaser who makes a withdrawal, subject to a contingent deferred sales charge, within 12 months of the crediting of a purchase enhancement. With respect to a withdrawal during the first contract year, the contingent deferred sales charge would be higher than in other contracts we offer. Also, in a declining market, the purchaser would bear the loss on the credit enhancement.

--------------------------------------------------------------------------------
WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

         After the first Contract anniversary date, you may choose: (1) an annuity for a set number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or
(5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts.

         VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

         During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date. You may not select other subaccounts after the Annuity Date.

         FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         OTHER INFORMATION.  Unless you tell us otherwise:

         o you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than three subaccounts or more than one fixed interest account, the variable portion will be allocated to the Money Market subaccount until you give us new allocation instructions.

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or
                  (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

         You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each ($20 for Contracts sold in New York). For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

         If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the fixed interest account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals, and amounts transferred out. The fixed interest account death benefit is the Fixed Account Value.

         We generally pay the death benefit within seven days after we receive proof of death and all required information.

         OPTIONAL STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER. If the Annuitant is age 75 or less, you may purchase this death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase this death benefit enhancement rider, we will pay your beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. This Optional Step-Up Plus Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

         You may purchase this rider only at the time you purchase your Contract. The Death Benefit Enhancement from this rider is limited to $1 million.

         If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each Contract Anniversary until the Annuitant reaches age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

         On the first day of the calendar month following the first Contract Anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first Contract Anniversary.

         On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

         (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Variable Account in the prior calendar month; or

         (2) the Variable Account Value on the current Contract Anniversary.

         We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Variable Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Variable Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Variable Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

         TREATMENT OF TRANSFERS. Transfers into the Variable Account will be treated as purchase payments allocated to the Variable Account. Similarly, transfers out of the Variable Account will be treated as withdrawals from the Variable Account. This Optional Step-Up Plus Death Benefit Enhancement Rider will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

         CHARGE. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior Contract Anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

         For information on the cost of this death benefit enhancement rider, see WHAT CHARGES DO I PAY? in this Prospectus.

         OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other information required to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

         The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if the Annuitant is between ages 71 and 80 at date of issue of the Contract.

Example 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Annuity ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

Example 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for every $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

         The estate enhancement death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the estate enhancement death benefit, see WHAT CHARGES DO I PAY? in this Prospectus.


         CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.

         o The Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

         o If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or fixed interest accounts as directed by the Beneficiary).

         o If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

         o If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

         If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options. If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

         For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE ONE YEAR FIXED INTEREST ACCOUNT?

         BEFORE THE ANNUITY DATE. You may transfer your Contract Value among subaccounts of the Separate Account and the One Year Fixed Interest Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or Fixed Interest Account. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account must be at least $250.

         o You may transfer amounts from the One Year Fixed Interest Account only at the end of the interest period or within 25 days thereafter.

         o You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a subaccount of the Separate Account as described under Dollar Cost Averaging below.

         o You may not transfer from a subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

         AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

         o Transfers are currently limited to a total of three subaccounts and one fixed interest account selected at the time of annuitization.

         GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options to engage in market timing. We therefore reserve the right not to accept programmed or frequent requests used for market timing, to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so.

         DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. You can have a fixed percentage of your account value transferred monthly to one or more subaccounts to achieve dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or from either the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account. You may do this for up to 60 months with a maximum of 6 months for the Six Month Dollar Cost Averaging Account or a maximum of 12 months for the Twelve Month Dollar Cost Averaging Account. If you stop the program while in a specific dollar cost averaging account, any money left in the Six Month or Twelve Month Dollar Cost Averaging Account will be transferred into the One Year Fixed Interest Account, unless you specify otherwise.

         AUTOMATIC REBALANCING. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. If you have a Contract Value of at least $10,000 you may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for dollar cost averaging or automatic rebalancing.

--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

         o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount if less than $500. The Free Withdrawal Amount is equal to 15% of the purchase payments as of the date of the request.

         o You may make a partial withdrawal only if the amount remaining in the Contract is at least $5,000 and the balance remaining in each subaccount or a fixed interest account is at least $250.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

         SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

         The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

         ADMINISTRATION CHARGES:

         These charges reimburse us for administering the Contract and the Separate Account.

         o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

         o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

         For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

         MORTALITY AND EXPENSE RISK CHARGE:

          We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.25%. This charge compensates us for the mortality-related guarantees we make under the Contract (E.G., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

         CONTINGENT DEFERRED SALES CHARGE:

          This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of Penn Mutual, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within nine years of the effective date of payment. This charge does not apply to earnings or purchase payment enhancements. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis. However, for contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

               YEAR AFTER PURCHASE PAYMENT
               IN WHICH WITHDRAWAL IS MADE              APPLICABLE CHARGE
--------------------------------------------------------------------------------
                  First                                         8%
--------------------------------------------------------------------------------
                  Second                                        8%
--------------------------------------------------------------------------------
                  Third                                         8%
--------------------------------------------------------------------------------
                  Fourth                                        8%
--------------------------------------------------------------------------------
                  Fifth                                         7%
--------------------------------------------------------------------------------
                  Sixth                                         6%
--------------------------------------------------------------------------------
                  Seventh                                       5%
--------------------------------------------------------------------------------
                  Eighth                                        3%
--------------------------------------------------------------------------------
                  Ninth                                         3%
--------------------------------------------------------------------------------
                  Tenth and thereafter                          0%
--------------------------------------------------------------------------------

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

         FREE WITHDRAWALS:

         NINE YEAR-OLD PURCHASE PAYMENTS. You may withdraw any purchase payment that was made more than nine years before the withdrawal without incurring a contingent deferred sales charge.

         ANNUAL WITHDRAWALS OF 15% OF PURCHASE PAYMENTS. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.

         MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value (up to a maximum of $5,000) if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

         DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         OTHER WITHDRAWALS. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

         STEP-UP PLUS DEATH BENEFIT ENHANCEMENT RIDER (OPTIONAL):

         We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the Contract Anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

         The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior Contract Anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

         We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

                                       MONTHLY CHARGE PER $1,000 OF
             ATTAINED AGE                       BENEFIT
             ------------              ----------------------------
             Less than 40                       $0.208
               40-44                             0.208
               45-49                             0.333
               50-54                             0.458
               55-59                             0.708
               60-64                             1.083
               65-69                             1.667
               70-74                             2.708
               75-79                             4.250
               80-84                             7.083
               85-89                             11.000
               90-94                             17.292

         ESTATE ENHANCEMENT DEATH BENEFIT RIDER (OPTIONAL):

         For Annuitants who are 60 years of age or less at date of issue, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issues ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

         PREMIUM TAXES:

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

================================================================================
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

================================================================================
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

GENERAL INFORMATION

         You may allocate or transfer money to our One Year Fixed Interest Account. The interest rate that you earn on money in this account is set at the time you invest and will not vary during the one year period. The rate will never be less than 3%. The One Year Fixed Interest Account may not be available in all states.

         If you participate in our dollar cost averaging program, you may allocate money to either our Six Month Dollar Cost Averaging Account or our Twelve Month Dollar Cost Averaging Account. Amounts may be only allocated to one of the dollar cost averaging accounts. The interest rate that you earn is set at the time that you invest and will not vary during the period you selected. The rate will never be less than 3%. If you stop dollar cost averaging before your money has been in either account for the full six month or twelve month term, your money will be transferred to the One Year Fixed Interest Account unless you specify a different investment option.

         You may transfer money in the One Year Fixed Interest Account to subaccounts of the Separate Account, subject to the fixed interest account provisions of your Contract. If you do not withdraw or reallocate money in the One Year Fixed Interest Account within 25 days after the end of an interest period, we will treat it as a new allocation to the One Year Fixed Interest Account.

--------------------------------------------------------------------------------
LOANS UNDER SECTION 403(B) CONTRACTS

         If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a fixed interest account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

         When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

         If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

================================================================================
FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

         In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o        withdrawals made on or after age 59 1/2;

         o        on distributions made after death; or

         o        withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

         QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

================================================================================
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

================================================================================
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
         First Variable Annuity Payment......................................B-2
         Subsequent Variable Annuity Payments................................B-2
         Annuity Units.......................................................B-2
         Value of Annuity Units..............................................B-2
         Net Investment Factor...............................................B-2
         Assumed Interest Rate...............................................B-3
         Valuation Period....................................................B-3

--------------------------------------------------------------------------------
PERFORMANCE DATA.............................................................B-3
         Average Annual Total Return.........................................B-3

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES....................................B-7

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS....................................................B-7

--------------------------------------------------------------------------------
CUSTODIAN....................................................................B-7

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS.........................................................B-7

--------------------------------------------------------------------------------
LEGAL MATTERS................................................................B-7

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS.........................................................B-7
--------------------------------------------------------------------------------

                                   APPENDIX A

         This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

================================================================================
PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $10.884            $10.393            $10.000
Accumulation Unit Value,
end of period ........................                        $11.161            $10.884            $10.393
Number of Accumulation Units
outstanding, end of period ...........                        648,187            172,667             15,304

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $10.635            $10.015            $10.000
Accumulation Unit Value,
end of period ........................                        $11.183            $10.635            $10.015
Number of Accumulation Units
outstanding, end of period ...........                         89,072             13,396              4,391

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $10.903             $9.872            $10.000
Accumulation Unit Value,
end of period ........................                        $11.709            $10.903             $9.872
Number of Accumulation Units
outstanding, end of period ...........                        892,054             63,890             28,113

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                         $9.743            $10.259            $10.000
Accumulation Unit Value,
end of period ........................                        $10.273             $9.743            $10.259
Number of Accumulation Units
outstanding, end of period ...........                        234,808             36,361             21,145

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $12.711            $10.547            $10.000
Accumulation Unit Value,
end of period ........................                        $13.824            $12.711            $10.547
Number of Accumulation Units
outstanding, end of period ...........                        772,946             62,964             39,752

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                         $9.662            $13.260            $10.000
Accumulation Unit Value,
end of period ........................                         $7.114             $9.662            $13.260
Number of Accumulation Units
outstanding, end of period ...........                        682,221            122,879             25,504

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES LARGE CAP VALUE  FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $10.905             $9.818            $10.000
Accumulation Unit Value,
end of period ........................                        $10.496            $10.905             $9.818
Number of Accumulation Units
outstanding, end of period ...........                        348,986             37,505             22,230

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT(A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                            2002(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................
Accumulation Unit Value,
end of period ........................
Number of Accumulation Units
outstanding, end of period ...........

-----------------
(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

================================================================================
PENN SERIES INDEX 500 FUND SUBACCOUNT(A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $10.657            $11.907            $10.000
Accumulation Unit Value,
end of period ........................                         $9.249            $10.657            $11.907
Number of Accumulation Units
outstanding, end of period ...........                        769,958            136,019             72,842

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001             2000(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                         $8.668            $10.000
Accumulation Unit Value,
end of period ........................                         $6.145             $8.668
Number of Accumulation Units
outstanding, end of period ...........                        456,042             81,282

-----------------
(a) For the period October 23, 2000 (date subaccount was established) through December 31, 2000.

================================================================================
PENN SERIES MID CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $12.712            $10.601            $10.000
Accumulation Unit Value,
end of period ........................                        $12.138            $12.712            $10.601
Number of Accumulation Units
outstanding, end of period ...........                        359,610             19,960             25,519

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES STRATEGIC VALUE  FUND SUBACCOUNT(A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                            2002(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................
Accumulation Unit Value,
end of period ........................
Number of Accumulation Units
outstanding, end of period ...........

-----------------
(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

================================================================================
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $19.981            $28.356            $10.000
Accumulation Unit Value,
end of period ........................                        $16.582            $19.981            $28.356
Number of Accumulation Units
outstanding, end of period ...........                        213,125             72,912             26,453

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $10.930             $9.747            $10.000
Accumulation Unit Value,
end of period ........................                        $12.584            $10.930             $9.747
Number of Accumulation Units
outstanding, end of period ...........                        258,125             28,569              1,759

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $11.291            $14.079            $10.000
Accumulation Unit Value,
end of period ........................                         $8.003            $11.291            $14.079
Number of Accumulation Units
outstanding, end of period ...........                        191,787             77,062             45,321

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
PENN SERIES REIT FUND SUBACCOUNT(A)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                            2002(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................
Accumulation Unit Value,
end of period ........................
Number of Accumulation Units
outstanding, end of period ...........

-----------------
(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

================================================================================
NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $12.498            $13.279            $10.000
Accumulation Unit Value,
end of period ........................                        $10.678            $12.498            $13.279
Number of Accumulation Units
outstanding, end of period ...........                        299,267             60,723              1,560

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
FIDELITY INVESTMENTS' EQUITY-INCOME PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $11.255            $10.528            $10.000
Accumulation Unit Value,
end of period ........................                        $10.549            $11.255            $10.528
Number of Accumulation Units
outstanding, end of period ...........                        382,311             61,224             88,377

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
FIDELITY INVESTMENTS' GROWTH PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $11.898            $13.555            $10.000
Accumulation Unit Value,
end of period ........................                         $9.662            $11.898            $13.555
Number of Accumulation Units
outstanding, end of period ...........                        574,206            138,303             60,951

----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
FIDELITY INVESTMENTS' ASSET MANAGER PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $10.396            $10.975            $10.000
Accumulation Unit Value,
end of period ........................                         $9.833            $10.396            $10.975
Number of Accumulation Units
outstanding, end of period ...........                         78,299             24,490             14,010

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

================================================================================
VAN KAMPEN'S EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                              YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------
                                             2002               2001               2000             1999(A)
-----------------------------------------------------------------------------------------------------------------
Accumulation Unit Value,
beginning of period ..................                        $11.336            $18.913            $10.000
Accumulation Unit Value,
end of period ........................                        $10.453            $11.336            $18.913
Number of Accumulation Units
outstanding, end of period ...........                         67,195             14,415                572

-----------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 2003
================================================================================

OLYMPIA XT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O TELEPHONE (800) 523-0650

INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT
--------------------------------------------------------------------------------
This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus dated May 1, 2003 for the individual variable and fixed annuity contract (the "Contract"). The Contract is funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account" in the Prospectus and this Statement of Additional Information). To obtain the Prospectus you may write to The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"), Customer Service Group, Philadelphia, PA 19172 or visit our web site at www.pennmutual.com or you may call (800) 523-0650. Terms used in this Statement of Additional Information have the same meaning as in the Prospectus.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
         First Variable Annuity Payment......................................B-2
         Subsequent Variable Annuity Payments................................B-2
         Annuity Units.......................................................B-2
         Value of Annuity Units..............................................B-2
         Net Investment Factor...............................................B-2
         Assumed Interest Rate...............................................B-3
         Valuation Period....................................................B-3

--------------------------------------------------------------------------------
PERFORMANCE DATA.............................................................B-3
         Average Annual Total Return.........................................B-3

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES....................................B-7

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS....................................................B-7

--------------------------------------------------------------------------------
CUSTODIAN....................................................................B-7

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS.........................................................B-7

--------------------------------------------------------------------------------
LEGAL MATTERS................................................................B-7

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS.........................................................B-7
--------------------------------------------------------------------------------

================================================================================
VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------
FIRST VARIABLE ANNUITY PAYMENT

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. Penn Mutual guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------
ANNUITY UNITS

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period.

         PLUS

         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period.

         PLUS OR MINUS

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).


WHERE (B) IS:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period.

         PLUS OR MINUS

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (C) IS:

         The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.40% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------
ASSUMED INTEREST RATE

         Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

--------------------------------------------------------------------------------
VALUATION PERIOD

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

================================================================================
PERFORMANCE DATA

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return information based upon different hypothetical assumptions. Average annual total return figures reflect any Purchase Payment Enhancement credited.

TABLE 1 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                   -------------------------------------------------------------
                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                       DATE*      12/31/02   12/31/02    12/31/02     12/31/02
--------------                                       -----      --------   --------    --------     --------
Quality Bond (a).................................   3/17/87
     (Independence Capital)
Limited Maturity Bond (a)........................   5/1/00
     (Independence Capital)
High Yield Bond (a)..............................   8/6/84
     (T. Rowe Price)
Flexibly Managed (a).............................   7/31/84
     (T. Rowe Price)
Growth Equity (a)................................   6/1/83
     (Independence Capital)
Index 500 (a)....................................   5/1/00
     (Wells)
Mid Cap Growth (a)...............................   5/1/00
     (Turner)
Mid Cap Value (a)................................   5/1/00
     (Neuberger Berman)
Large Cap Value (a)..............................   3/17/87
     (Putnam)
Large Cap Growth (a).............................   5/1/02
     (Franklin)
Strategic Value (a)..............................   5/1/02
     (Lord, Abbett)
Emerging Growth (a)..............................   5/1/97
     (RS Investment Management)
Small Cap Value (a)..............................   5/1/95
     (Royce)
International Equity (a).........................   11/1/92
     (Vontobel)
REIT (a).........................................   5/1/02
     (Heitman)
Balanced (b).....................................   5/3/93
     (Neuberger Berman)
Equity-Income (c)................................   5/1/95
     (Fidelity Investments)
Growth (c).......................................   5/1/95
     (Fidelity Investments)
Asset Manager (d)................................   5/1/95
     (Fidelity Investments)
Emerging Markets Equity (International) (e)......   5/1/97
     (Morgan Stanley)

----------------
 * Date the underlying fund was first offered through a subaccount of the Separate Account.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

TABLE 2 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND

                                                             NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                   -------------------------------------------------------------
                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                       DATE*      12/31/02   12/31/02    12/31/02     12/31/02
--------------                                       -----      --------   --------    --------     --------
Quality Bond (a).................................   3/17/87
     (Independence Capital)
Limited Maturity Bond (a).......................    5/1/00
     (Independence Capital)
High Yield Bond (a)..............................   8/6/84
     (T. Rowe Price)
Flexibly Managed (a).............................   7/31/84
     (T. Rowe Price)
Growth Equity (a)................................   6/1/83
     (Independence Capital)
Large Cap Value (a)..............................   3/17/87
     (Putnam)
Large Cap Growth (a).............................   5/1/02
     (Franklin)
Index 500 (a)....................................   5/1/00
     (Wells)
Mid Cap Growth (a)...............................   5/1/00
     (Turner)
Mid Cap Value (a)................................   5/1/00
     (Neuberger Berman)
Strategic Value (a)..............................   5/1/02
     (Lord, Abbett)
Emerging Growth (a)..............................   5/1/97
     (RS Investment Management)
Small Cap Value (a)..............................   3/1/95
     (Royce)
International Equity (a).........................   11/1/92
     (Vontobel)
REIT (a).........................................   5/1/02
     (Heitman)
Balanced (b).....................................   2/28/89
     (Neuberger Berman)
Equity-Income (c)................................   10/9/86
     (Fidelity Investments)
Growth (c).......................................   10/9/86
     (Fidelity Investments)
Asset Manager (d)................................   9/6/89
     (Fidelity Investments)
Emerging Markets Equity (International) (e)......   10/1/96
     (Morgan Stanley)

---------------
 *   Date the underlying fund was first established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

TABLE 3 NON-STANDARD AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING WITHDRAWAL OF INVESTMENT AT END OF PERIOD

                                                             NON-STANDARD AVERAGE ANNUAL TOTAL RETURN
                                                   -------------------------------------------------------------
                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION     ENDED       ENDED       ENDED       THROUGH
FUND (MANAGER)                                       DATE*      12/31/02   12/31/02    12/31/02     12/31/02
--------------                                       -----      --------   --------    --------     --------
Quality Bond (a).................................   3/17/87
     (Independence Capital)
Limited Maturity Bond (a).......................    5/1/00
     (Independence Capital)
High Yield Bond (a)..............................   8/6/84
     (T. Rowe Price)
Flexibly Managed (a).............................   7/31/84
     (T. Rowe Price)
Growth Equity (a)................................   6/1/83
     (Independence Capital)
Large Cap Value (a)..............................   3/17/87
     (Putnam)
Large Cap Growth (a).............................   5/1/02
     (Franklin)
Index 500 (a)....................................   5/1/00
     (Wells)
Mid Cap Growth (a)...............................   5/1/00
     (Turner)
Mid Cap Value (a)................................   5/1/00
     (Neuberger Berman)
Strategic Value (a)..............................   5/1/02
     (Lord, Abbett)
Emerging Growth (a)..............................   5/1/97
     (RS Investment Management)
Small Cap Value (a)..............................   3/1/95
     (Royce)
International Equity (a).........................   11/1/92
     (Vontobel)
REIT (a).........................................   5/1/02
     (Heitman)
Balanced (b).....................................   2/28/89
     (Neuberger Berman)
Equity-Income (c)................................   10/9/86
     (Fidelity Investments)
Growth (c).......................................   10/9/86
     (Fidelity Investments)
Asset Manager (d)................................   9/6/89
     (Fidelity Investments)
Emerging Markets Equity (International) (e)......   10/1/96
     (Morgan Stanley)

----------------------
 *   Date the underlying fund was first established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  Van Kampen's The Universal Institutional Funds, Inc.

         Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)n=ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; N is the number of years; and ERV is the ending redeemable value (or the withdrawal value at the end of the periods shown.) The returns are computed according to the formula and assumptions prescribed by the SEC.

         Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the value at the end of the periods shown, in accordance with the following formula: P(1+T)n=EV. In the formula, P is a hypothetical investment of $10,000; T is the average annual total return; N is the number of years; and EV is the ending value. The computations assume no withdrawal of the ending value and therefore no deduction of a contingent deferred sales charge. The returns show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.

                     ______________________________________

         THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE ASSUMING THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THE DATE THE UNDERLYING FUND WAS FIRST AVAILABLE THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT OR THE DATE THE UNDERLYING FUND WAS ESTABLISHED. THE PERFORMANCE INFORMATION IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

================================================================================
ADMINISTRATIVE AND RECORDKEEPING SERVICES

         Penn Mutual performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

================================================================================
DISTRIBUTION OF CONTRACTS

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of Penn Mutual, serves as principal underwriter of all annuity contracts funded through the Separate Account, including the Contract. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2002 and 2001, Penn Mutual paid commissions of approximately $_____ and $106,813 to HTK, respectively.

         The Contracts will be distributed by HTK through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 5 1/2%. Total trailer commissions based on a percentage of Contract Value will not exceed 1%. The offering of the Contract is continuous, and Penn Mutual does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

================================================================================
CUSTODIAN

         Penn Mutual is custodian of the assets held in the Separate Account.

================================================================================
INDEPENDENT AUDITORS

         Ernst & Young LLP serves as independent auditors of Penn Mutual and the Separate Account. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103.

================================================================================
LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contract. Their offices are located at 1701 Market Street, Philadelphia, PA.

================================================================================
FINANCIAL STATEMENTS

         The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) Financial Statements included in Part B:

             Financial Statements of Penn Mutual Variable Annuity Account III:

             [TO BE FILED BY AMENDMENT]

             Statement of Assets and Liabilities - December 31, 2002 Statement of Operations - December 31, 2002
             Statement of Changes in Net Assets - For the years ended December 31, 2002 and 2001 Notes to Financial Statements Report of Independent Auditors

             Consolidated Financial Statements of The Penn Mutual Life Insurance
             Company:

                  [TO BE FILED BY AMENDMENT]

             Consolidated Balance Sheets for the years ended December 31, 2002 and 2001
             Consolidated Income Statements for the years ended December 31, 2002, 2001 and 2000
             Consolidated Statements of Changes in Equity for the years ended December 2002, 2001 and 2000
             Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
             Notes to Consolidated Financial Statements
             Report of Independent Auditors

         (b) Exhibits

             1.  (a)     Resolutions of Executive Committee of Board of Trustees
                         of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant. Incorporated herein by reference to Exhibit 1(a) to the Registration
                         Statement of Penn Mutual Variable Annuity Account III
                         (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                         0001036050-98-001504) on September 3, 1998.

                 (b) Resolutions of Executive Committee of Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27,
                         1999.

             2. Not applicable

             3.  (a)(1)  Sales Support Agreement between The Penn Mutual Life
                         Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                 (a)(2) Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 28, 2000.

                 (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                 (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to
                         Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                 (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                 (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

                 (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

             4.  (a)     Individual Variable and Fixed Annuity Contract (Form
                         BVA-00). Incorporated herein by reference to the
                         Exhibit 4(a) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession
                         No. 0000950116-00-001502) on June 21, 2000.

                 (b) Rider--Guaranteed Minimum Death Benefit--Step Up (GDBSU-98). Incorporated herein by reference to the
                         Exhibit 4(a) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-001502) on June 21, 2000.

                 (c) Endorsement-Charitable Remainder Trust (1718-01). Incorporated herein by reference to the Exhibit 4(c) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-000684) on April 19, 2001.

                 (d) Rider--Estate Enhancement Death Benefit (EEDB-01). Incorporated herein by reference to Exhibit 4(k) to the Registrant's Registration Statement on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-000692) on April 20, 2001.

                 (e) Form of active allocation annuity contract. Incorporated herein by reference to Exhibit 4(e) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000397) on March 21, 2002.

             5.  (a)     Application (Form PM0487) for Individual Variable
                         Annuity Contract. Incorporated herein by reference to
                         Exhibit 5 to Pre-Effective Amendment No. 1 to
                         Registrant's Registration Statement as filed with the Securities and Exchange Commission via EDGAR (Accession
                         No. 0000950116-00-002423) on September 20, 2000.

                 (b) Form of application for active allocation annuity contract. Incorporated herein by reference to Exhibit 5(b) to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000397) on March 21, 2002.

             6.  (a)     Charter of The Penn Mutual Life Insurance Company (May
                         1983). Incorporated herein by reference to Exhibit 6(a) to the Registration Statement of Penn Mutual Variable
                         Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commision via EDGAR
                         (Accession No. 0001036050-98-001504) on September 3,
                         1998.

                 (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on December 6, 2001.

             7.          None

             8.  (a)(1)  Form of Sales Agreement between The Penn Mutual Life
                         Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to
                         Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                 (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3,
                         1998.

                 (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

                 (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

                 (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                 (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                 (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30
                         1998.

             9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to the Exhibit 9 to the Registrant's Registration Statement on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-000684) on April 19, 2001.

             10.         Not applicable.

             11.         Not applicable.

             12.         Not applicable.

             13. Schedule of Computation of Performance Quotations. [TO BE FILED BY AMENDMENT]

             14. Powers of Attorney of Trustees. Incorporated herein by reference to Exhibit 14 to the Registrant's Registration Statement on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                         0000950116-01-500817) on September 14, 2001.

Item 25. Directors and Officers of the Depositor

         The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

------------------------------------------------------------------------------------------------------------------
NAME                              POSITION AND OFFICES WITH DEPOSITOR
------------------------------------------------------------------------------------------------------------------
Robert E. Chappell                Chairman of the Board and Chief Executive Officer and Member of the Board of
                                  Trustees
------------------------------------------------------------------------------------------------------------------
Daniel J. Toran                   President and Chief Operating Officer and Member of the Board of Trustees
------------------------------------------------------------------------------------------------------------------
Nancy S. Brodie                   Executive Vice President and Chief Financial Officer
------------------------------------------------------------------------------------------------------------------
John M. Albanese                  Executive Vice President, Systems and Service
------------------------------------------------------------------------------------------------------------------
Larry L. Mast                     Executive Vice President, Sales and Marketing
------------------------------------------------------------------------------------------------------------------
Peter M. Sherman                  Executive Vice President and Chief Investment Officer
------------------------------------------------------------------------------------------------------------------
Bill D. Fife                      Senior Vice President, Independence Financial Network
------------------------------------------------------------------------------------------------------------------
Ralph L. Crews                    Senior Vice President, Career Agency System
------------------------------------------------------------------------------------------------------------------
Ann M. Strootman                  Vice President and Controller
------------------------------------------------------------------------------------------------------------------
Frederick M. Rackovan             Vice President, New Business
------------------------------------------------------------------------------------------------------------------
Laura Ritzko                      Secretary
------------------------------------------------------------------------------------------------------------------
Richard F. Plush                  Vice President and Actuary
------------------------------------------------------------------------------------------------------------------
Frank J. Howell                   Vice President, Broker Dealer Network
------------------------------------------------------------------------------------------------------------------
Steven M. Herzberg                Assistant Vice President and Treasurer
------------------------------------------------------------------------------------------------------------------

         The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                                   PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES
                                   -------------------------------------

Corporation                                      Principal Business                 State of Incorporation
-----------                                      ------------------                 ----------------------
The Penn Insurance and Annuity Company           Life Insurance and Annuities       Delaware

Independence Capital Management, Inc.            Investment Adviser                 Pennsylvania

Penn Janney Fund, Inc.

INDEPENDENCE SQUARE PROPERTIES, INC.             Investments Holding Company        Pennsylvania

The Pennsylvania Trust Company                   Trust Company                      Pennsylvania

                                   INDEPENDENCE SQUARE PROPERTIES, INC.
                                         WHOLLY-OWNED SUBSIDIARIES
                                   ------------------------------------

Corporation                                      Principal Business                 State of Incorporation
-----------                                      ------------------                 ----------------------
INDEPRO CORPORATION                             Real Estate Investment              Delaware

WPI Investment Company                          Real Estate Investment              Delaware

Hornor, Townsend & Kent, Inc.                   Registered Broker-Dealer and        Pennsylvania
                                                Investment Adviser
JANNEY MONTGOMERY SCOTT LLC.                    Registered Broker-Dealer and        Delaware
                                                Investment Adviser


                                            INDEPRO CORPORATION
                                         WHOLLY-OWNED SUBSIDIARIES
                                         -------------------------

Corporation                                      Principal Business                 State of Incorporation
-----------                                      ------------------                 ----------------------

Indepro Property Fund I Corporation             Real Estate Investment             Delaware

Indepro Property Fund II Corporation            Real Estate Investment             Delaware

Commons One Corporation                         Real Estate Investment             Delaware

West Hazleton, Inc.                             Real Estate Investment             Delaware


                                        JANNEY MONTGOMERY SCOTT LLC
                                         WHOLLY-OWNED SUBSIDIARIES
                                        ---------------------------

Corporation                                      Principal Business                 State of Incorporation
-----------                                      ------------------                 ----------------------

JMS Resources, Inc.                              Oil and Gas Development           Pennsylvania

JMS Investor Services, Inc.                      Insurance Sales                   Delaware



Item 27. Number of Contract Owners

         As of March 31, 2003, there were:

         ___ - Owners of qualified individual variable annuity contracts
         ___ - Owners of nonqualified individual variable annuity contracts

Item 28. Indemnification

         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Penn Mutual Variable Annuity Account III Registration Statement on Form N-4 (File No. 333-69386) and are incorporated herein by reference.

         Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

         Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         Horner, Townsend & Kent, Inc. principal underwriter for the Registrant, also serves as principal underwriter for Penn Mutual Variable Life Account I, a separate account of Penn Mutual, and for PIA Variable Annuity Account I, a separate account of Penn Mutual's wholly-owned subsidiary, The Penn Insurance and Annuity Company.

         HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS
         ------------------------------------------------------

            Daniel J. Toran, Chairman of the Board
            Steven O. Miller, Director, President and Chief Executive Officer John J. Gray, Director
            Larry L. Mast, Director
            Nina M. Mulrooney, Director and Assistant Vice President, Compliance Henry R. Buck, Assistant Vice President and Treasurer
            Patricia L. Carbee, Assistant Vice President, Sales and Marketing Joseph R. Englert, Vice President, Trading and Operations
            Elizabeth A. Knoll, Assistant Treasurer
            Franklin L. Best, Jr., Counsel
            Laura M. Ritzko, Secretary
            Eileen M. Tkacik, Auditor

            The principal business address of Mr. Gray is Janney, Montgomery, Scott LLC, 1801 Market Street, Philadelphia, Pennsylvania.
            The principal business address of Mss. Carbee, Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.


                                        NET UNDERWRITING
  NAME OF PRINICIPAL                     DISCOUNTS AND         COMPENSATION ON       BROKERAGE            OTHER
     UNDERWRITER                          COMMISSIONS            REDEMPTION         COMMISSIONS       COMPENSATION
---------------------------------------------------------------------------------------------------------------------
Hornor, Townsend & Kent, Inc.                $_____                  $0                  $0                $0

Item 30.          Location of Accounts and Records

                  The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

                  The Penn Mutual Life Insurance Company
                  600 Dresher Road
                  Horsham, Pennsylvania  19044

Item 31.          Management Services

                  See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.          Undertakings

                  The Penn Mutual Life Insurance Company hereby undertakes:

         (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

         (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request. Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                  The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 26th day of February, 2003.

                                     PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                               (Registrant)

                                     By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                              (Depositor)

                                     By:      /s/ Robert E. Chappell
                                              ---------------------
                                              Robert E. Chappell
                                              Chairman of the Board of Trustees
                                              and Chief Executive Officer

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 26th day of February, 2003.


SIGNATURE                                    TITLE
---------                                    -----

/s/ Robert E. Chappell                       Chairman of the Board of Trustees
-------------------------                    and Chief Executive Officer
Robert E. Chappell

/s/ Nancy S. Brodie                          Executive Vice President and
-------------------------                    Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                           Trustee

*EDWARD G. BOEHNE                            Trustee

*JOAN P. CARTER                              Trustee

*PHILLIP E. LIPPINCOTT                       Trustee

*JOHN F. MCCAUGHAN                           Trustee

*ALAN B. MILLER                              Trustee

*EDMOND F. NOTEBAERT                         Trustee

*ROBERT H. ROCK                              Trustee

*DANIEL J. TORAN                             Trustee

*WESLEY S. WILLIAMS, JR.                     Trustee

/s/ Robert E. Chappell
-----------------------------------------
*By: Robert E. Chappell, attorney-in-fact